Impairment test on Property, plant and equipment (Schedule of Oil price) (Details) - CPO-5 Block (Colombia) [Member]	12 Months Ended
Dec. 31, 2022 $ / bbl
Low Price
Disclosure Of Impairment test on Property, plant and equipment [Line Items]
Percentage of oil price	15.00%
Middle Price
Disclosure Of Impairment test on Property, plant and equipment [Line Items]
Percentage of oil price	60.00%
High Price
Disclosure Of Impairment test on Property, plant and equipment [Line Items]
Percentage of oil price	25.00%
2023
Disclosure Of Impairment test on Property, plant and equipment [Line Items]
Weighted market price used for the impairment test	93.39
2023 | Low Price
Disclosure Of Impairment test on Property, plant and equipment [Line Items]
Price per barrel	83.22
2023 | Middle Price
Disclosure Of Impairment test on Property, plant and equipment [Line Items]
Price per barrel	92.47
2023 | High Price
Disclosure Of Impairment test on Property, plant and equipment [Line Items]
Price per barrel	101.71
2024
Disclosure Of Impairment test on Property, plant and equipment [Line Items]
Weighted market price used for the impairment test	67.97
2024 | Low Price
Disclosure Of Impairment test on Property, plant and equipment [Line Items]
Price per barrel	60.57
2024 | Middle Price
Disclosure Of Impairment test on Property, plant and equipment [Line Items]
Price per barrel	67.30
2024 | High Price
Disclosure Of Impairment test on Property, plant and equipment [Line Items]
Price per barrel	74.03
2025
Disclosure Of Impairment test on Property, plant and equipment [Line Items]
Weighted market price used for the impairment test	69.60
2025 | Low Price
Disclosure Of Impairment test on Property, plant and equipment [Line Items]
Price per barrel	62.02
2025 | Middle Price
Disclosure Of Impairment test on Property, plant and equipment [Line Items]
Price per barrel	68.91
2025 | High Price
Disclosure Of Impairment test on Property, plant and equipment [Line Items]
Price per barrel	75.80
2026
Disclosure Of Impairment test on Property, plant and equipment [Line Items]
Weighted market price used for the impairment test	71.27
2026 | Low Price
Disclosure Of Impairment test on Property, plant and equipment [Line Items]
Price per barrel	63.51
2026 | Middle Price
Disclosure Of Impairment test on Property, plant and equipment [Line Items]
Price per barrel	70.57
2026 | High Price
Disclosure Of Impairment test on Property, plant and equipment [Line Items]
Price per barrel	77.62
Over 2027
Disclosure Of Impairment test on Property, plant and equipment [Line Items]
Weighted market price used for the impairment test	72.98
Over 2027 | Low Price
Disclosure Of Impairment test on Property, plant and equipment [Line Items]
Price per barrel	65.03
Over 2027 | Middle Price
Disclosure Of Impairment test on Property, plant and equipment [Line Items]
Price per barrel	72.26
Over 2027 | High Price
Disclosure Of Impairment test on Property, plant and equipment [Line Items]
Price per barrel	79.49